Load | Forward Growth Allocation Fund

Forward Growth Allocation Fund

Investment Objective

The Fund seeks high potential capital appreciation.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Load Forward Growth Allocation Fund	CLASS A	CLASS C
Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Load Forward Growth Allocation Fund		CLASS A	CLASS C
Management Fee		0.10%	0.10%
Distribution (12b-1) Fees		0.35%	0.75%
Shareholder Services Fees			0.25%
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses		0.96%	0.96%
Total Annual Fund Operating Expenses		1.66%	2.31%
Fee Waiver and/or Expense Reimbursement	[1]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.56%	2.21%
[1]	The Fund's investment advisor is contractually obligated to waive its management fee until April 30, 2013. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Load Forward Growth Allocation Fund (USD $)	CLASS A	CLASS C
1 Year	725	324
3 Years	1,059	712
5 Years	1,416	1,225
10 Years	2,417	2,634

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Load Forward Growth Allocation Fund (USD $)	CLASS A	CLASS C
1 Year	725	224
3 Years	1,059	712
5 Years	1,416	1,225
10 Years	2,417	2,634

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that primarily invests in a combination of other Forward Funds (“Underlying Funds”), including the following types of Underlying Funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Fund’s advisor, Forward Management, LLC (“Forward Management” or the “Advisor”), uses an asset allocation strategy designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more. Forward Management may from time to time modify the asset allocation of the Fund in response to Forward Management’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular underlying Forward Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of certain market indices over time. A brief description of the market indices is included in the Appendix to the Fund’s prospectus. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.

Effective May 1, 2012, the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Growth Allocation Blended Index replaced the Fund’s prior benchmark indices. Forward Management made this recommendation to the Fund’s Board because the new indices more closely align to the Fund’s investment strategies. Information on the Fund’s prior indices, the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the prior Growth Allocation Blended Index, will be shown below for at least a one-year transition period. In the future, however, only the Barclays Capital Global Aggregate Bond Index, the MSCI All Country World Index and the new Growth Allocation Blended Index will be shown.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter — September 30, 2009	15.46%
Worst Quarter — December 31, 2008	-18.27%

AVERAGE ANNUAL TOTAL RETURNS For the period ended December 31, 2011
Average Annual Total Returns Load Forward Growth Allocation Fund	1 YEAR	5 YEARS	SINCE INCEPTION	INCEPTION DATE
CLASS C	(7.19%)	(3.30%)	4.23%	Dec. 30, 2002
CLASS C Return After Taxes on Distributions	(8.20%)	(4.13%)	3.65%	Dec. 30, 2002
CLASS C Return After Taxes on Distributions and Sale of Fund Shares	(3.58%)	(3.08%)	3.43%	Dec. 30, 2002
CLASS C Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	6.17%
CLASS C MSCI All Country World Index	(6.86%)	(1.41%)	7.83%
CLASS C Growth Allocation Blended Index (20% Barclays Capital Global Aggregate Bond Index/80% MSCI All Country World Index)	(4.30%)	0.42%	7.72%
CLASS C Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.28%
CLASS C S&P 500 Index	2.11%	(0.25%)	6.16%
CLASS C Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)	3.45%	1.36%	6.19%
CLASS A	(11.16%)	(3.80%)	2.77%	Sep. 29, 2003
CLASS A Barclays Capital Global Aggregate Bond Index	5.64%	6.46%	5.80%
CLASS A MSCI All Country World Index	(6.86%)	(1.41%)	6.32%
CLASS A Growth Allocation Blended Index (20% Barclays Capital Global Aggregate Bond Index/80% MSCI All Country World Index)	(4.30%)	0.42%	6.44%
CLASS A Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.38%
CLASS A S&P 500 Index	2.11%	(0.25%)	4.83%
CLASS A Growth Allocation Blended Index (20% Barclays Capital U.S. Aggregate Bond Index/80% S&P 500 Index)	3.45%	1.36%	5.15%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.